Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,064	$ 2,059		$ 5,308
Accounts receivable, net	63	65		13
Inventory	241	73
Loans receivable, net	306	279
Prepaid expenses and other current assets	238	180		129
Total current assets	3,912	2,656		5,450
Property and equipment, net	5,826	2,870		975
Operating lease right-of-use assets	1,622	1,051		1,273
Intangible assets, net	9,748	12,076		15,180
Goodwill	55,573	55,573		55,573
Other non-current assets	129	129		60
Total assets	76,810	74,355		78,511
Current liabilities
Accounts payable	923	1,462		872
Accrued expenses	539	639		2,961
Financial liabilities, net of issuance costs		1,925
Deferred revenue	48
Other current liabilities	921	786		760
Total current liabilities	2,431	4,812		4,593
Financial liabilities, net of issuance costs	6,514			7,188
Derivative liability	666			528
Operating lease liabilities	1,297	840		1,078
Total liabilities	10,908	5,652		13,387
Contingencies (see Note 10)
Mezzanine equity	5,463
Stockholders’ equity
Preferred stock value
Common stock value	9	8		6
Additional paid-in capital	209,675	200,635		169,175
Accumulated deficit	(149,245)	(131,940)		(104,057)
Total stockholders’ equity	60,439	68,703	[1]	65,124	[1],[2]
Total liabilities and mezzanine and stockholders’ equity	$ 76,810	$ 74,355		$ 78,511

[1]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[2]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the condensed consolidated statements of stockholders’ equity for the three and nine months ended September 30, 2023.